CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Direct sales, net	$ 13,833,208	$ 19,405,793	$ 45,232,943
Distribution sales, net	10,694,668	28,139,818	49,521,779
Total revenues, net	24,527,876	47,545,611	94,754,722
Cost of revenues:
Direct sales	2,728,390	13,388,423	24,352,882
Distribution sales	9,243,903	21,498,735	32,570,037
Total cost of revenues	11,972,293	34,887,158	56,922,919
Gross profit	12,555,583	12,658,453	37,831,803
Operating (expenses) income
Advertising expenses	(23,701)	(2,203,996)	(16,232,840)
Other selling and marketing expenses	(12,970,090)	(25,185,444)	(40,177,216)
General and administrative expenses	(16,437,112)	(27,839,081)	(28,417,373)
Other operating income, net	7,607,334	1,712,774	2,121,208
Total operating expenses	(21,823,569)	(53,515,747)	(82,706,221)
Loss from operations	(9,267,986)	(40,857,294)	(44,874,418)
Interest expense	0	(14,183)	(189,863)
Interest income	466,530	836,211	2,590,212
Other income (expense), net	17,671,023	195,355	(446,662)
Income (Loss) before income taxes and equity in losses of affiliates	8,869,567	(39,839,911)	(42,920,731)
Income tax expenses	(4,592,783)	(183,091)	(1,170,517)
Equity in losses of affiliates	(868,121)	(226,779)	(235,161)
Net income (loss)	3,408,663	(40,249,781)	(44,326,409)
Net income (loss) attributable to noncontrolling interests	(29,707)	(91,127)	2,503
Net income (loss) attributable to Acorn International, Inc. shareholders	$ 3,438,370	$ (40,158,654)	$ (44,328,912)
Income (Loss) per ordinary share:
Basic and diluted	$ 0.05	$ (0.51)	$ (0.54)
Shares used in calculating income (loss) per ordinary share:
Basic and diluted	75,600,700	79,226,404	82,690,613
Includes share-based compensation related to:
General and administrative expenses	$ 658,000	$ 71,333	$ 428,000
General and Administrative Expense [Member]
Includes share-based compensation related to:
General and administrative expenses	$ 658,000	$ 71,333	$ 428,000